Reinsurance	12 Months Ended
Dec. 31, 2011
Reinsurance
7.	REINSURANCE

The Company cedes insurance to other insurers in order to fund the cash strain generated from commission costs on current sales and to limit its risk exposure. The Company utilizes both affiliated and unaffiliated reinsurance arrangements. On its unaffiliated arrangements, the Company uses primarily modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business. These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, a percentage of the future fees generated from that book of business. Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company. The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

On its affiliated arrangements, the Company uses automatic coinsurance reinsurance arrangements. These agreements cover all significant risks under features of the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These affiliated agreements include the reinsurance of the Company’s GMWB, GMIWB, and GMAB features. These features are considered to be embedded derivatives, and changes in the fair value of the embedded derivative are recognized through “Realized investment gains (losses), net.” Please see Note 13 for further details around the affiliated reinsurance agreements.

The effect of reinsurance for the years ended December 31, 2011, 2010, and 2009, was as follows (in thousands):

	Gross	Unaffiliated Ceded	Affiliated Ceded	Net
2011
Policy charges and fee income - Life (1)	$3,711	$(439)	$-	$3,272
Policy charges and fee income - Annuity	825,000	(3,464)	-	821,536
Realized investment gains (losses), net	(1,224,770)	-	1,296,553	71,783
Policyholders’ benefits	128,873	(724)	-	128,149
General, administrative and other expenses	$442,185	$(924)	$(3,804)	$437,457

2010
Policy charges and fee income - Life (1)	$3,895	$(3,233)	$-	$662
Policy charges and fee income - Annuity	715,368	25,160	-	740,528
Realized investment gains (losses), net	216,875	-	(80,836)	136,039
Policyholders’ benefits	41,908	(997)	-	40,911
General, administrative and other expenses	$418,130	$(1,232)	$(3,432)	$413,466

2009
Policy charges and fee income - Life (1)	$4,086	$(1,328)	$-	$2,758
Policy charges and fee income - Annuity	401,957	(11,962)	-	389,995
Realized investment gains (losses), net	2,232,850	-	(2,195,883)	36,967
Policyholders’ benefits	4,414	-	-	4,414
General, administrative and other expenses	$374,509	$(2,337)	$(2,010)	$370,162

(1)	Life insurance inforce count at December 31, 2011, 2010 and 2009 was 2,118, 2,284 and 2,469, respectively.

The Company’s Statements of Financial Position also included reinsurance recoverables from Pruco Reinsurance, LTD (“Pruco Re”) and Prudential Insurance Company of America (“Prudential Insurance”) of $1,748.2 million at December 31, 2011 and $187.1 million at December 31, 2010.